American Century Investments®
Quarterly Portfolio Holdings
Avantis® Short-Term Fixed Income ETF (AVSF)
May 31, 2025

Avantis Short-Term Fixed Income ETF - Schedule of Investments
MAY 31, 2025 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 77.3%
Aerospace and Defense — 1.2%
General Dynamics Corp., 3.75%, 5/15/28	310,000	307,301
Howmet Aerospace, Inc., 6.75%, 1/15/28	447,000	471,960
Howmet Aerospace, Inc., 3.00%, 1/15/29	477,000	453,849
L3Harris Technologies, Inc., 4.40%, 6/15/28	725,000	722,236
L3Harris Technologies, Inc., 5.05%, 6/1/29	2,193,000	2,227,503
Lockheed Martin Corp., 4.50%, 2/15/29	1,978,000	1,989,312
Northrop Grumman Corp., 3.25%, 1/15/28	291,000	283,244
Northrop Grumman Corp., 4.60%, 2/1/29	100,000	100,719
RTX Corp., 4.125%, 11/16/28	332,000	328,654
RTX Corp., 5.75%, 1/15/29	396,000	412,878
		7,297,656
Air Freight and Logistics — 0.0%
FedEx Corp., 3.10%, 8/5/29(1)	125,000	117,019
United Parcel Service, Inc., 3.40%, 3/15/29	190,000	183,864
		300,883
Automobiles — 2.2%
American Honda Finance Corp., 4.55%, 3/3/28	1,965,000	1,966,571
American Honda Finance Corp., 4.90%, 3/13/29	976,000	984,047
American Honda Finance Corp., 4.80%, 3/5/30	1,916,000	1,919,412
General Motors Co., 5.00%, 10/1/28	400,000	400,659
General Motors Financial Co., Inc., 5.00%, 4/9/27	100,000	100,104
General Motors Financial Co., Inc., 2.70%, 8/20/27	975,000	928,039
Hyundai Capital America, 4.85%, 3/25/27(1)	1,984,000	1,982,283
Toyota Motor Corp., 2.76%, 7/2/29	1,157,000	1,088,678
Toyota Motor Credit Corp., 3.65%, 8/18/25	200,000	199,605
Toyota Motor Credit Corp., 4.35%, 10/8/27	250,000	250,049
Toyota Motor Credit Corp., 5.25%, 9/11/28	492,000	505,670
Toyota Motor Credit Corp., 5.05%, 5/16/29	1,172,000	1,196,668
Toyota Motor Credit Corp., 4.55%, 8/9/29	2,144,000	2,149,512
		13,671,297
Banks — 8.7%
African Development Bank, 0.875%, 7/22/26	829,000	799,379
Asian Infrastructure Investment Bank, 3.75%, 9/14/27	777,000	774,219
Australia & New Zealand Banking Group Ltd., 5.375%, 7/3/25	250,000	250,175
Australia & New Zealand Banking Group Ltd., 3.70%, 11/16/25	600,000	597,504
Banco Santander SA, 3.49%, 5/28/30	1,400,000	1,313,147
Bank of Montreal, 5.92%, 9/25/25	100,000	100,430
Bank of Montreal, 5.30%, 6/5/26	408,000	411,365
Bank of Montreal, 5.27%, 12/11/26	265,000	268,158
Bank of Montreal, 5.72%, 9/25/28	3,648,000	3,782,388
Bank of Nova Scotia, 5.45%, 6/12/25	626,000	626,135
Bank of Nova Scotia, 5.45%, 8/1/29	3,360,000	3,466,001
Canadian Imperial Bank of Commerce, 3.95%, 8/4/25	545,000	544,269
Canadian Imperial Bank of Commerce, 5.26%, 4/8/29	3,835,000	3,925,315
Citibank NA, 4.84%, 8/6/29	1,150,000	1,164,385
Citigroup, Inc., 3.40%, 5/1/26	401,000	397,000
Commonwealth Bank of Australia, 5.32%, 3/13/26	3,000,000	3,021,624
Cooperatieve Rabobank UA, 4.80%, 1/9/29	2,500,000	2,532,103

European Bank for Reconstruction & Development, 0.50%, 11/25/25	732,000	718,449
European Investment Bank, 2.75%, 8/15/25	1,076,000	1,072,196
European Investment Bank, 1.375%, 3/15/27	179,000	171,102
European Investment Bank, 4.375%, 3/19/27	70,000	70,507
HSBC Holdings PLC, 4.95%, 3/31/30	1,000,000	1,008,953
Inter-American Development Bank, 3.125%, 9/18/28	154,000	150,161
International Bank for Reconstruction & Development, 0.375%, 7/28/25	788,000	783,120
International Bank for Reconstruction & Development, 0.50%, 10/28/25	209,000	205,738
International Finance Corp., 0.75%, 10/8/26	147,000	140,710
KeyCorp, 4.10%, 4/30/28	151,000	148,902
KeyCorp, 2.55%, 10/1/29	1,500,000	1,367,659
Kreditanstalt fuer Wiederaufbau, 2.875%, 4/3/28	298,000	290,326
Kreditanstalt fuer Wiederaufbau, 3.875%, 6/15/28	772,000	772,453
Landwirtschaftliche Rentenbank, 0.875%, 3/30/26	255,000	248,161
Mitsubishi UFJ Financial Group, Inc., 3.96%, 3/2/28	282,000	279,016
Mitsubishi UFJ Financial Group, Inc., 2.56%, 2/25/30	1,000,000	909,304
Mizuho Financial Group, Inc., 3.66%, 2/28/27	1,000,000	985,971
National Australia Bank Ltd., 4.90%, 6/13/28	4,000,000	4,079,686
Nordic Investment Bank, 5.00%, 10/15/25	750,000	751,122
Oesterreichische Kontrollbank AG, 0.50%, 2/2/26	737,000	718,739
PNC Financial Services Group, Inc., 3.45%, 4/23/29	1,259,000	1,214,732
PNC Financial Services Group, Inc., 2.55%, 1/22/30	1,000,000	913,879
Royal Bank of Canada, 1.15%, 6/10/25	100,000	99,930
Royal Bank of Canada, 4.24%, 8/3/27	429,000	428,104
Royal Bank of Canada, 6.00%, 11/1/27	1,577,000	1,634,722
Royal Bank of Canada, 4.95%, 2/1/29	771,000	785,079
Santander Holdings USA, Inc., 4.50%, 7/17/25	783,000	782,571
Sumitomo Mitsui Financial Group, Inc., 2.63%, 7/14/26	785,000	769,405
Sumitomo Mitsui Financial Group, Inc., 3.94%, 7/19/28	330,000	325,286
Sumitomo Mitsui Financial Group, Inc., 5.72%, 9/14/28	1,000,000	1,035,470
Sumitomo Mitsui Financial Group, Inc., 4.31%, 10/16/28(2)	226,000	225,212
Sumitomo Mitsui Financial Group, Inc., 2.47%, 1/14/29	500,000	465,591
Toronto-Dominion Bank, 3.77%, 6/6/25	294,000	293,971
Toronto-Dominion Bank, 5.53%, 7/17/26	445,000	450,063
Toronto-Dominion Bank, 5.52%, 7/17/28	250,000	257,613
Toronto-Dominion Bank, 4.99%, 4/5/29	2,586,000	2,624,530
Truist Bank, 4.05%, 11/3/25	253,000	252,476
Truist Financial Corp., 1.125%, 8/3/27	255,000	238,397
Wells Fargo & Co., 4.15%, 1/24/29	1,361,000	1,344,301
Westpac Banking Corp., 3.74%, 8/26/25(2)	1,072,000	1,070,160
Westpac Banking Corp., 5.51%, 11/17/25	393,000	394,760
		54,452,124
Beverages — 0.8%
Constellation Brands, Inc., 4.40%, 11/15/25	1,356,000	1,353,516
Constellation Brands, Inc., 4.35%, 5/9/27	210,000	209,547
Constellation Brands, Inc., 4.65%, 11/15/28	894,000	894,871
Constellation Brands, Inc., 3.15%, 8/1/29	455,000	428,386
Keurig Dr. Pepper, Inc., 3.95%, 4/15/29	406,000	396,840
Pepsico Singapore Financing I Pte. Ltd., 4.55%, 2/16/29	280,000	282,784
PepsiCo, Inc., 3.50%, 7/17/25	200,000	199,805
PepsiCo, Inc., 4.45%, 2/7/28	1,380,000	1,393,263
		5,159,012
Biotechnology — 0.9%
AbbVie, Inc., 4.65%, 3/15/28	1,722,000	1,739,706
AbbVie, Inc., 4.25%, 11/14/28	824,000	824,084

AbbVie, Inc., 4.80%, 3/15/29	209,000	212,079
AbbVie, Inc., 4.875%, 3/15/30	1,722,000	1,750,482
Baxalta, Inc., 4.00%, 6/23/25	269,000	268,857
Biogen, Inc., 4.05%, 9/15/25	630,000	629,652
		5,424,860
Building Products — 0.7%
Owens Corning, 3.95%, 8/15/29	2,954,000	2,861,320
Trane Technologies Financing Ltd., 3.80%, 3/21/29	1,473,000	1,447,729
		4,309,049
Capital Markets — 4.4%
Ameriprise Financial, Inc., 5.70%, 12/15/28	2,339,000	2,438,299
Ares Management Corp., 6.375%, 11/10/28	1,007,000	1,061,513
Blackrock, Inc., 3.25%, 4/30/29	1,192,000	1,152,627
Brookfield Finance, Inc., 3.90%, 1/25/28	1,291,000	1,267,365
Charles Schwab Corp., 5.875%, 8/24/26	648,000	658,547
Charles Schwab Corp., 3.25%, 5/22/29	353,000	338,848
Deutsche Bank AG, 4.10%, 1/13/26	135,000	134,491
Goldman Sachs Group, Inc., 3.50%, 11/16/26	2,292,000	2,259,016
Intercontinental Exchange, Inc., 3.625%, 9/1/28	352,000	343,566
Intercontinental Exchange, Inc., 4.35%, 6/15/29	739,000	737,438
Jefferies Financial Group, Inc., 4.85%, 1/15/27	200,000	201,053
Jefferies Financial Group, Inc., 5.875%, 7/21/28	2,605,000	2,675,022
Lazard Group LLC, 4.50%, 9/19/28	2,940,000	2,910,792
LPL Holdings, Inc., 5.20%, 3/15/30	1,500,000	1,507,432
Morgan Stanley, 4.00%, 7/23/25	1,031,000	1,029,815
Nasdaq, Inc., 5.65%, 6/28/25	650,000	650,089
Nasdaq, Inc., 3.85%, 6/30/26	2,490,000	2,476,696
Northern Trust Corp., 3.65%, 8/3/28	360,000	353,781
S&P Global, Inc., 2.50%, 12/1/29	2,360,000	2,179,754
State Street Corp., 3.55%, 8/18/25	1,530,000	1,526,659
UBS Group AG, 4.55%, 4/17/26	2,000,000	1,999,703
		27,902,506
Chemicals — 0.8%
DuPont de Nemours, Inc., 4.49%, 11/15/25	200,000	199,871
Eastman Chemical Co., 5.00%, 8/1/29	1,711,000	1,719,426
Mosaic Co., 5.375%, 11/15/28	2,089,000	2,125,623
Nutrien Ltd., 4.90%, 3/27/28	294,000	297,174
Nutrien Ltd., 4.20%, 4/1/29	379,000	373,119
RPM International, Inc., 4.55%, 3/1/29	430,000	426,831
Sherwin-Williams Co., 3.45%, 8/1/25	100,000	99,772
		5,241,816
Commercial Services and Supplies — 1.1%
Eaton Capital ULC, 4.45%, 5/9/30	1,000,000	996,693
Republic Services, Inc., 4.75%, 7/15/30	1,488,000	1,503,345
Waste Connections, Inc., 3.50%, 5/1/29	291,000	282,245
Waste Management, Inc., 3.15%, 11/15/27	2,014,000	1,961,018
Waste Management, Inc., 4.875%, 2/15/29	1,977,000	2,013,834
		6,757,135
Communications Equipment — 0.4%
Cisco Systems, Inc., 4.85%, 2/26/29	1,788,000	1,824,158
Motorola Solutions, Inc., 5.00%, 4/15/29	786,000	794,804
		2,618,962
Construction Materials — 0.5%
Vulcan Materials Co., 4.95%, 12/1/29	2,960,000	2,998,867

Consumer Finance — 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, 4/3/26	2,000,000	1,993,911
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.75%, 6/6/28	1,400,000	1,439,123
American Express Co., 3.95%, 8/1/25	245,000	244,884
		3,677,918
Consumer Staples Distribution & Retail — 0.4%
Kroger Co., 4.50%, 1/15/29	306,000	307,365
Sysco Corp., 5.75%, 1/17/29	151,000	156,940
Target Corp., 3.375%, 4/15/29	2,015,000	1,950,098
		2,414,403
Containers and Packaging — 0.3%
Amcor Flexibles North America, Inc., 4.80%, 3/17/28(1)	1,946,000	1,951,555
WRKCo, Inc., 4.90%, 3/15/29	181,000	182,091
		2,133,646
Diversified REITs — 5.4%
Boston Properties LP, 4.50%, 12/1/28	1,984,000	1,956,250
Brixmor Operating Partnership LP, 4.125%, 5/15/29	3,012,000	2,931,573
Digital Realty Trust LP, 4.45%, 7/15/28	1,971,000	1,964,894
ERP Operating LP, 3.375%, 6/1/25	709,000	709,000
Essex Portfolio LP, 3.375%, 4/15/26	693,000	685,535
Essex Portfolio LP, 3.625%, 5/1/27	734,000	720,959
Essex Portfolio LP, 3.00%, 1/15/30	2,094,000	1,937,098
Federal Realty OP LP, 3.25%, 7/15/27	1,688,000	1,638,972
Federal Realty OP LP, 5.375%, 5/1/28	155,000	158,031
Host Hotels & Resorts LP, 4.50%, 2/1/26	2,960,000	2,949,629
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28	2,891,000	2,684,218
Mid-America Apartments LP, 4.00%, 11/15/25	2,593,000	2,583,728
Prologis LP, 4.00%, 9/15/28	667,000	659,521
Prologis LP, 4.375%, 2/1/29	3,080,000	3,087,173
Rexford Industrial Realty LP, 5.00%, 6/15/28	1,038,000	1,038,840
Simon Property Group LP, 3.50%, 9/1/25	360,000	359,119
Simon Property Group LP, 3.30%, 1/15/26	250,000	248,143
Simon Property Group LP, 2.45%, 9/13/29	4,456,000	4,099,917
Ventas Realty LP, 3.85%, 4/1/27	653,000	644,760
Ventas Realty LP, 4.40%, 1/15/29	1,806,000	1,788,176
WP Carey, Inc., 4.25%, 10/1/26	1,092,000	1,086,059
		33,931,595
Diversified Telecommunication Services — 0.4%
AT&T, Inc., 4.10%, 2/15/28	165,000	163,899
AT&T, Inc., 4.35%, 3/1/29	254,000	252,831
Sprint Capital Corp., 6.875%, 11/15/28	1,434,000	1,534,387
Verizon Communications, Inc., 2.10%, 3/22/28	291,000	273,746
Verizon Communications, Inc., 4.33%, 9/21/28	402,000	401,234
		2,626,097
Electric Utilities — 4.7%
AEP Texas, Inc., 5.45%, 5/15/29	1,788,000	1,831,374
American Electric Power Co., Inc., 5.20%, 1/15/29	803,000	818,622
American Electric Power Co., Inc., Series J, 4.30%, 12/1/28	155,000	153,605
Berkshire Hathaway Energy Co., 3.25%, 4/15/28	1,833,000	1,785,400
CenterPoint Energy Houston Electric LLC, 5.20%, 10/1/28	140,000	143,410
Commonwealth Edison Co., 2.95%, 8/15/27	2,460,000	2,389,141
Constellation Energy Generation LLC, 5.60%, 3/1/28	521,000	537,325
Duke Energy Carolinas LLC, 3.95%, 11/15/28	231,000	228,580
Duke Energy Corp., 0.90%, 9/15/25	169,000	167,182
Duke Energy Corp., 5.00%, 12/8/27	338,000	342,155

Duke Energy Corp., 4.30%, 3/15/28	178,000	177,602
Duke Energy Florida LLC, 3.80%, 7/15/28	300,000	295,380
Duke Energy Progress LLC, 3.25%, 8/15/25	349,000	348,083
Duke Energy Progress LLC, 4.35%, 3/6/27	1,916,000	1,923,048
Edison International, 4.70%, 8/15/25	1,178,000	1,176,576
Emera U.S. Finance LP, 3.55%, 6/15/26	2,960,000	2,921,451
Entergy Corp., 0.90%, 9/15/25	154,000	152,334
Entergy Texas, Inc., 4.00%, 3/30/29	392,000	387,198
Florida Power & Light Co., 5.15%, 6/15/29	255,000	262,994
Interstate Power & Light Co., 4.10%, 9/26/28	150,000	147,950
Interstate Power & Light Co., 3.60%, 4/1/29	465,000	448,351
Nevada Power Co., 3.70%, 5/1/29	1,543,000	1,503,241
NextEra Energy Capital Holdings, Inc., 5.75%, 9/1/25	364,000	364,966
NextEra Energy Capital Holdings, Inc., 1.875%, 1/15/27	116,000	111,314
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	165,000	152,901
NextEra Energy Capital Holdings, Inc., 3.50%, 4/1/29	977,000	941,039
Oncor Electric Delivery Co. LLC, 5.75%, 3/15/29	1,932,000	2,014,999
Pacific Gas & Electric Co., 3.15%, 1/1/26	103,000	101,888
Pacific Gas & Electric Co., 6.10%, 1/15/29	32,000	33,071
Pacific Gas & Electric Co., 5.55%, 5/15/29	984,000	997,014
PacifiCorp, 5.10%, 2/15/29	295,000	299,346
Public Service Electric & Gas Co., 3.20%, 5/15/29	1,415,000	1,357,183
Southern California Edison Co., 6.65%, 4/1/29	1,032,000	1,074,095
Southern California Edison Co., 5.25%, 3/15/30	788,000	792,551
Southern Co., 5.15%, 10/6/25	151,000	151,212
Southern Co., 5.50%, 3/15/29	105,000	108,800
Wisconsin Electric Power Co., 5.00%, 5/15/29	572,000	583,652
Wisconsin Public Service Corp., 5.35%, 11/10/25	65,000	65,222
Wisconsin Public Service Corp., 4.55%, 12/1/29	2,210,000	2,227,972
Xcel Energy, Inc., 3.35%, 12/1/26	250,000	245,520
		29,763,747
Electrical Equipment — 0.0%
Hubbell, Inc., 3.35%, 3/1/26	196,000	194,153
Electronic Equipment, Instruments and Components — 0.5%
Avnet, Inc., 4.625%, 4/15/26	715,000	714,110
Jabil, Inc., 1.70%, 4/15/26	1,218,000	1,185,320
Jabil, Inc., 3.95%, 1/12/28	200,000	196,774
Jabil, Inc., 5.45%, 2/1/29	335,000	340,341
Trimble, Inc., 4.90%, 6/15/28	382,000	385,655
		2,822,200
Energy Equipment and Services — 0.1%
Schlumberger Holdings Corp., 4.50%, 5/15/28(1)	320,000	320,828
Entertainment — 0.2%
Netflix, Inc., 4.875%, 4/15/28	110,000	111,825
Netflix, Inc., 5.875%, 11/15/28	761,000	798,668
Netflix, Inc., 6.375%, 5/15/29	198,000	212,039
TWDC Enterprises 18 Corp., 1.85%, 7/30/26	177,000	172,297
		1,294,829
Financial Services — 1.9%
Equitable Holdings, Inc., 4.35%, 4/20/28	2,465,000	2,449,251
Fiserv, Inc., 3.85%, 6/1/25	200,000	200,000
Fiserv, Inc., 4.20%, 10/1/28	186,000	184,058
Global Payments, Inc., 4.95%, 8/15/27	488,000	490,298
Global Payments, Inc., 4.45%, 6/1/28	853,000	845,532
Global Payments, Inc., 5.30%, 8/15/29	1,484,000	1,497,304

Mastercard, Inc., 2.95%, 6/1/29	1,911,000	1,823,047
National Rural Utilities Cooperative Finance Corp., 3.70%, 3/15/29	1,155,000	1,122,915
National Rural Utilities Cooperative Finance Corp., 5.15%, 6/15/29	1,665,000	1,701,180
UBS AG, 5.65%, 9/11/28	1,000,000	1,037,635
Voya Financial, Inc., 3.65%, 6/15/26	359,000	355,780
		11,707,000
Food Products — 1.2%
Bunge Ltd. Finance Corp., 1.63%, 8/17/25	1,548,000	1,537,514
Conagra Brands, Inc., 4.60%, 11/1/25	200,000	199,801
Conagra Brands, Inc., 7.00%, 10/1/28	1,066,000	1,137,541
Conagra Brands, Inc., 4.85%, 11/1/28	287,000	288,296
General Mills, Inc., 5.50%, 10/17/28	200,000	206,517
J.M. Smucker Co., 5.90%, 11/15/28	150,000	157,256
Kraft Heinz Foods Co., 4.625%, 1/30/29	656,000	658,145
Mars, Inc., 4.80%, 3/1/30(1)	1,897,000	1,909,517
Tyson Foods, Inc., 4.35%, 3/1/29	750,000	742,032
Tyson Foods, Inc., 5.40%, 3/15/29	852,000	874,707
		7,711,326
Gas Utilities — 0.0%
Spire, Inc., 5.30%, 3/1/26	100,000	100,327
Ground Transportation — 0.8%
Canadian Pacific Railway Co., 4.80%, 3/30/30	1,984,000	1,999,293
JB Hunt Transport Services, Inc., 4.90%, 3/15/30	2,435,000	2,450,193
Ryder System, Inc., 3.35%, 9/1/25	729,000	726,547
		5,176,033
Health Care Equipment and Supplies — 1.1%
Baxter International, Inc., 2.27%, 12/1/28	2,948,000	2,723,118
Becton Dickinson & Co., 5.08%, 6/7/29	640,000	649,431
Solventum Corp., 5.45%, 2/25/27	315,000	318,996
Solventum Corp., 5.40%, 3/1/29	130,000	132,690
Stryker Corp., 3.375%, 11/1/25	200,000	198,989
Zimmer Biomet Holdings, Inc., 5.05%, 2/19/30	2,845,000	2,888,106
		6,911,330
Health Care Providers and Services — 1.7%
Cardinal Health, Inc., 5.125%, 2/15/29	1,342,000	1,367,533
Cigna Group, 4.375%, 10/15/28	811,000	806,652
Cigna Group, 5.00%, 5/15/29	279,000	283,303
CVS Health Corp., 3.875%, 7/20/25	200,000	199,741
CVS Health Corp., 5.00%, 1/30/29	408,000	410,842
Elevance Health, Inc., 4.10%, 3/1/28	465,000	461,059
Elevance Health, Inc., 5.15%, 6/15/29	354,000	360,874
HCA, Inc., 5.20%, 6/1/28	545,000	552,916
Humana, Inc., 5.75%, 3/1/28	100,000	102,634
Humana, Inc., 5.75%, 12/1/28	1,214,000	1,253,569
Humana, Inc., 3.70%, 3/23/29	912,000	876,289
IQVIA, Inc., 6.25%, 2/1/29	2,219,000	2,300,462
Laboratory Corp. of America Holdings, 3.60%, 9/1/27	250,000	245,886
McKesson Corp., 4.90%, 7/15/28	1,063,000	1,080,258
UnitedHealth Group, Inc., 3.75%, 7/15/25	200,000	199,802
UnitedHealth Group, Inc., 5.15%, 10/15/25	200,000	200,451
		10,702,271
Health Care REITs — 0.6%
Omega Healthcare Investors, Inc., 4.75%, 1/15/28	610,000	610,570
Omega Healthcare Investors, Inc., 3.625%, 10/1/29	2,368,000	2,230,919
Welltower OP LLC, 4.25%, 4/15/28	753,000	750,879
		3,592,368

Hotels, Restaurants and Leisure — 1.2%
Booking Holdings, Inc., 3.60%, 6/1/26	2,050,000	2,034,878
Booking Holdings, Inc., 3.55%, 3/15/28	752,000	736,353
Expedia Group, Inc., 5.00%, 2/15/26	200,000	200,259
Expedia Group, Inc., 3.80%, 2/15/28	1,448,000	1,418,637
Marriott International, Inc., 5.45%, 9/15/26	150,000	151,590
Marriott International, Inc., 5.55%, 10/15/28(2)	200,000	206,370
McDonald's Corp., 4.60%, 5/15/30	1,722,000	1,728,557
Starbucks Corp., 3.80%, 8/15/25	651,000	650,042
Starbucks Corp., 3.55%, 8/15/29	522,000	503,609
		7,630,295
Household Durables — 0.4%
Mohawk Industries, Inc., 5.85%, 9/18/28	767,000	792,545
PulteGroup, Inc., 5.00%, 1/15/27	1,278,000	1,284,884
Toll Brothers Finance Corp., 4.875%, 11/15/25	546,000	546,256
		2,623,685
Industrial Conglomerates — 1.0%
3M Co., 4.80%, 3/15/30	2,460,000	2,479,202
Honeywell International, Inc., 4.65%, 7/30/27	105,000	105,578
Honeywell International, Inc., 2.70%, 8/15/29	564,000	526,937
Pentair Finance SARL, 4.50%, 7/1/29	2,157,000	2,126,502
Siemens Funding BV, 4.60%, 5/28/30(1)	1,000,000	1,002,335
		6,240,554
Insurance — 4.0%
Allstate Corp., 0.75%, 12/15/25	1,458,000	1,429,134
Aon Corp., 3.75%, 5/2/29	464,000	450,950
Aon Global Ltd., 3.875%, 12/15/25	200,000	199,352
Assurant, Inc., 4.90%, 3/27/28	753,000	755,301
AXIS Specialty Finance LLC, 3.90%, 7/15/29	1,181,000	1,134,702
Brighthouse Financial, Inc., 3.70%, 6/22/27	145,000	141,682
Chubb INA Holdings LLC, 4.65%, 8/15/29	1,964,000	1,984,412
Equitable Financial Life Global Funding, 5.00%, 3/27/30(1)	2,134,000	2,148,774
Fairfax Financial Holdings Ltd., 4.85%, 4/17/28	1,596,000	1,604,767
Lincoln National Corp., 3.80%, 3/1/28	823,000	805,052
Marsh & McLennan Cos., Inc., 3.75%, 3/14/26	4,460,000	4,438,325
Pacific Life Global Funding II, 4.45%, 5/1/28(1)	2,000,000	2,003,584
Principal Financial Group, Inc., 3.70%, 5/15/29	1,690,000	1,635,949
Progressive Corp., 4.00%, 3/1/29	1,242,000	1,226,507
Progressive Corp., 6.625%, 3/1/29	3,832,000	4,138,721
Reinsurance Group of America, Inc., 3.90%, 5/15/29	105,000	102,362
RenaissanceRe Finance, Inc., 3.45%, 7/1/27	1,035,000	1,015,832
		25,215,406
Interactive Media and Services — 0.6%
Meta Platforms, Inc., 4.60%, 5/15/28	228,000	231,732
Meta Platforms, Inc., 4.30%, 8/15/29	3,670,000	3,685,503
		3,917,235
IT Services — 0.5%
CDW LLC/CDW Finance Corp., 4.25%, 4/1/28	496,000	489,016
IBM International Capital Pte. Ltd., 4.60%, 2/5/29	1,100,000	1,103,890
International Business Machines Corp., 3.50%, 5/15/29	1,650,000	1,591,957
		3,184,863
Life Sciences Tools and Services — 0.5%
Thermo Fisher Scientific, Inc., 5.00%, 1/31/29	3,349,000	3,426,897
Machinery — 4.1%
Caterpillar Financial Services Corp., 4.40%, 10/15/27	3,001,000	3,012,183

Caterpillar Financial Services Corp., 4.40%, 3/3/28	1,902,000	1,910,975
CNH Industrial Capital LLC, 4.75%, 3/21/28	1,488,000	1,491,320
CNH Industrial Capital LLC, 5.50%, 1/12/29	2,319,000	2,379,507
Cummins, Inc., 4.25%, 5/9/28	1,000,000	1,001,909
Cummins, Inc., 4.90%, 2/20/29	4,052,000	4,136,680
Deere & Co., 5.375%, 10/16/29	375,000	391,890
IDEX Corp., 4.95%, 9/1/29	644,000	648,708
Ingersoll Rand, Inc., 5.18%, 6/15/29	1,724,000	1,758,240
John Deere Capital Corp., 3.40%, 6/6/25	199,000	198,971
John Deere Capital Corp., 4.15%, 9/15/27	130,000	129,776
John Deere Capital Corp., 4.95%, 7/14/28	823,000	840,504
John Deere Capital Corp., 4.50%, 1/16/29	345,000	347,455
John Deere Capital Corp., 2.80%, 7/18/29	250,000	235,708
PACCAR Financial Corp., 4.55%, 3/3/28	1,872,000	1,890,254
PACCAR Financial Corp., 4.95%, 8/10/28	175,000	178,910
PACCAR Financial Corp., 4.60%, 1/31/29(2)	684,000	690,310
PACCAR Financial Corp., 4.00%, 9/26/29	2,880,000	2,839,496
PACCAR Financial Corp., 4.55%, 5/8/30	1,500,000	1,504,169
		25,586,965
Media — 0.9%
Comcast Corp., 3.375%, 8/15/25	1,951,000	1,950,730
Comcast Corp., 4.15%, 10/15/28	1,300,000	1,291,731
Comcast Corp., 4.55%, 1/15/29	1,828,000	1,840,637
Fox Corp., 4.71%, 1/25/29	446,000	447,175
		5,530,273
Metals and Mining — 0.8%
ArcelorMittal SA, 4.25%, 7/16/29	177,000	172,803
BHP Billiton Finance USA Ltd., 5.10%, 9/8/28	195,000	199,230
Freeport-McMoRan, Inc., 4.25%, 3/1/30	2,460,000	2,383,655
Rio Tinto Finance USA Ltd., 7.125%, 7/15/28	242,000	261,326
Rio Tinto Finance USA PLC, 4.375%, 3/12/27	1,916,000	1,921,906
		4,938,920
Multi-Utilities — 1.5%
Ameren Corp., 5.00%, 1/15/29	1,517,000	1,534,782
Black Hills Corp., 3.15%, 1/15/27	292,000	285,060
CenterPoint Energy, Inc., 5.40%, 6/1/29	2,479,000	2,549,250
Consumers Energy Co., 4.60%, 5/30/29	1,791,000	1,803,192
Consumers Energy Co., 4.70%, 1/15/30	1,476,000	1,489,126
Dominion Energy, Inc., 3.90%, 10/1/25	200,000	199,573
National Grid PLC, 5.60%, 6/12/28	120,000	123,491
Sempra, 5.40%, 8/1/26	1,488,000	1,500,457
		9,484,931
Oil, Gas and Consumable Fuels — 6.4%
Boardwalk Pipelines LP, 4.45%, 7/15/27	900,000	897,977
BP Capital Markets America, Inc., 3.94%, 9/21/28	646,000	636,443
BP Capital Markets America, Inc., 4.70%, 4/10/29	1,773,000	1,791,511
BP Capital Markets America, Inc., 4.87%, 11/25/29	1,948,000	1,975,091
Cheniere Energy, Inc., 4.625%, 10/15/28	700,000	693,079
Chevron USA, Inc., 4.69%, 4/15/30	2,610,000	2,643,011
ConocoPhillips Co., 4.70%, 1/15/30	4,000,000	4,020,065
DCP Midstream Operating LP, 5.375%, 7/15/25	524,000	524,142
DCP Midstream Operating LP, 5.625%, 7/15/27	590,000	601,059
DCP Midstream Operating LP, 5.125%, 5/15/29	1,365,000	1,377,424
Devon Energy Corp., 5.25%, 10/15/27	430,000	430,213
Devon Energy Corp., 4.50%, 1/15/30	224,000	218,358

Enbridge, Inc., 4.25%, 12/1/26	1,004,000	999,640
Enbridge, Inc., 6.00%, 11/15/28	170,000	177,680
Enbridge, Inc., 5.30%, 4/5/29	505,000	516,307
Energy Transfer LP, 5.95%, 12/1/25	200,000	200,565
Energy Transfer LP, 4.75%, 1/15/26	463,000	462,521
Energy Transfer LP, 6.05%, 12/1/26	403,000	410,856
Energy Transfer LP, 5.50%, 6/1/27	577,000	585,024
Energy Transfer LP, 4.00%, 10/1/27	195,000	192,565
Energy Transfer LP, 5.55%, 2/15/28	852,000	873,010
Energy Transfer LP, 4.95%, 5/15/28	431,000	435,024
Enterprise Products Operating LLC, 4.15%, 10/16/28	342,000	339,636
Equinor ASA, 7.25%, 9/23/27	722,000	769,631
Kinder Morgan, Inc., 4.30%, 6/1/25	110,000	110,000
Kinder Morgan, Inc., 4.30%, 3/1/28	472,000	470,817
Kinder Morgan, Inc., 5.00%, 2/1/29	981,000	992,279
Kinder Morgan, Inc., 5.15%, 6/1/30	500,000	504,863
MPLX LP, 1.75%, 3/1/26	150,000	146,650
MPLX LP, 4.25%, 12/1/27	213,000	211,434
MPLX LP, 4.80%, 2/15/29	1,308,000	1,312,737
ONEOK, Inc., 5.00%, 3/1/26	200,000	200,332
ONEOK, Inc., 4.55%, 7/15/28	575,000	573,267
ONEOK, Inc., 5.65%, 11/1/28	1,035,000	1,065,611
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29	1,180,000	1,116,366
Sabine Pass Liquefaction LLC, 5.875%, 6/30/26	480,000	482,973
Sabine Pass Liquefaction LLC, 4.20%, 3/15/28	1,072,000	1,062,227
Shell International Finance BV, 3.875%, 11/13/28	227,000	225,156
Targa Resources Corp., 5.20%, 7/1/27	816,000	824,014
Targa Resources Corp., 6.15%, 3/1/29	470,000	490,738
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.50%, 7/15/27	668,000	669,269
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.00%, 1/15/28	486,000	485,470
Tennessee Gas Pipeline Co. LLC, 7.00%, 3/15/27	249,000	258,918
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28	201,000	215,052
TotalEnergies Capital International SA, 3.46%, 2/19/29	628,000	610,762
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 2/1/26	606,000	613,525
Valero Energy Corp., 5.15%, 2/15/30	2,463,000	2,491,951
Williams Cos., Inc., 4.00%, 9/15/25	1,496,000	1,492,815
Williams Cos., Inc., 5.30%, 8/15/28	300,000	306,754
Woodside Finance Ltd., 4.90%, 5/19/28	1,500,000	1,500,306
		40,205,118
Paper and Forest Products — 0.2%
Georgia-Pacific LLC, 7.75%, 11/15/29	1,184,000	1,335,372
Passenger Airlines — 0.0%
American Airlines Pass-Through Trust, Class AA, 3.58%, 7/15/29	199,550	192,113
United Airlines Pass-Through Trust, Class A, 5.875%, 4/15/29	43,724	44,542
		236,655
Personal Care Products — 0.1%
Kenvue, Inc., 5.05%, 3/22/28	539,000	552,744
Pharmaceuticals — 3.4%
Astrazeneca Finance LLC, 4.875%, 3/3/28	100,000	101,846
Astrazeneca Finance LLC, 4.85%, 2/26/29	1,964,000	1,997,624
Bristol-Myers Squibb Co., 4.90%, 2/22/29	371,000	378,040
Bristol-Myers Squibb Co., 3.40%, 7/26/29	2,297,000	2,212,445
Eli Lilly & Co., 4.55%, 2/12/28	984,000	995,124
Eli Lilly & Co., 4.50%, 2/9/29	469,000	472,750
Eli Lilly & Co., 3.375%, 3/15/29	280,000	272,327

Eli Lilly & Co., 4.20%, 8/14/29	2,191,000	2,188,182
GlaxoSmithKline Capital PLC, 4.32%, 3/12/27	1,897,000	1,902,559
GlaxoSmithKline Capital PLC, 3.375%, 6/1/29	1,645,000	1,585,885
GlaxoSmithKline Capital, Inc., 4.50%, 4/15/30	1,526,000	1,525,563
Johnson & Johnson, 4.80%, 6/1/29	1,422,000	1,456,027
Merck & Co., Inc., 1.90%, 12/10/28	276,000	255,357
Pfizer Investment Enterprises Pte. Ltd., 4.45%, 5/19/28	1,235,000	1,241,550
Pharmacia LLC, 6.60%, 12/1/28	3,000,000	3,212,507
Royalty Pharma PLC, 1.20%, 9/2/25	1,616,000	1,600,942
		21,398,728
Professional Services — 0.3%
Paychex, Inc., 5.10%, 4/15/30	1,992,000	2,018,724
Real Estate Management and Development — 0.4%
CBRE Services, Inc., 5.50%, 4/1/29	2,209,000	2,270,579
Jones Lang LaSalle, Inc., 6.875%, 12/1/28	451,000	481,403
		2,751,982
Residential REITs — 1.4%
AvalonBay Communities, Inc., 2.95%, 5/11/26	1,244,000	1,227,161
AvalonBay Communities, Inc., 3.30%, 6/1/29	1,835,000	1,754,187
Camden Property Trust, 4.10%, 10/15/28	1,240,000	1,228,787
UDR, Inc., 3.50%, 7/1/27	798,000	782,858
UDR, Inc., 4.40%, 1/26/29	1,891,000	1,876,936
UDR, Inc., 3.20%, 1/15/30	1,722,000	1,622,776
		8,492,705
Retail REITs — 0.3%
NNN REIT, Inc., 3.50%, 10/15/27	799,000	780,108
Realty Income Corp., 2.10%, 3/15/28	250,000	234,990
Realty Income Corp., 3.25%, 6/15/29	613,000	582,945
		1,598,043
Semiconductors and Semiconductor Equipment — 1.9%
Broadcom, Inc., 3.15%, 11/15/25	100,000	99,359
Broadcom, Inc., 5.05%, 7/12/29	681,000	693,346
Broadcom, Inc., 4.35%, 2/15/30	1,984,000	1,961,829
Intel Corp., 5.125%, 2/10/30	322,000	326,182
KLA Corp., 4.10%, 3/15/29	2,050,000	2,034,848
Marvell Technology, Inc., 1.65%, 4/15/26	363,000	353,727
Marvell Technology, Inc., 4.875%, 6/22/28	165,000	165,805
Marvell Technology, Inc., 5.75%, 2/15/29	2,393,000	2,476,408
Micron Technology, Inc., 5.375%, 4/15/28	483,000	492,996
Micron Technology, Inc., 5.33%, 2/6/29	327,000	331,914
Micron Technology, Inc., 4.66%, 2/15/30	2,114,000	2,086,505
QUALCOMM, Inc., 4.50%, 5/20/30	1,000,000	1,002,313
Texas Instruments, Inc., 4.60%, 2/8/29(2)	25,000	25,285
		12,050,517
Software — 0.2%
Atlassian Corp., 5.25%, 5/15/29	309,000	315,291
Intuit, Inc., 5.125%, 9/15/28	175,000	179,880
Oracle Corp., 4.20%, 9/27/29	140,000	137,938
Roper Technologies, Inc., 3.85%, 12/15/25	435,000	433,380
		1,066,489
Specialized REITs — 2.3%
American Tower Corp., 3.65%, 3/15/27	829,000	816,029
American Tower Corp., 3.55%, 7/15/27	953,000	933,572
American Tower Corp., 5.50%, 3/15/28	123,000	125,801
American Tower Corp., 5.25%, 7/15/28	100,000	102,012

American Tower Corp., 5.80%, 11/15/28	100,000	103,882
American Tower Corp., 3.95%, 3/15/29	604,000	587,981
American Tower Corp., 5.00%, 1/31/30	105,000	106,176
American Tower Corp., 4.90%, 3/15/30	1,772,000	1,783,037
Crown Castle, Inc., 4.45%, 2/15/26	528,000	527,400
Crown Castle, Inc., 4.00%, 3/1/27	230,000	227,150
Crown Castle, Inc., 5.00%, 1/11/28	115,000	115,747
Crown Castle, Inc., 4.80%, 9/1/28	309,000	309,004
Crown Castle, Inc., 5.60%, 6/1/29	2,051,000	2,108,109
Equinix, Inc., 1.45%, 5/15/26	782,000	758,442
Public Storage Operating Co., 1.85%, 5/1/28	252,000	235,216
Public Storage Operating Co., 5.125%, 1/15/29	1,116,000	1,145,808
VICI Properties LP, 4.75%, 4/1/28	1,488,000	1,488,323
Weyerhaeuser Co., 4.00%, 11/15/29	2,960,000	2,883,444
		14,357,133
Specialty Retail — 1.4%
AutoZone, Inc., 6.25%, 11/1/28	572,000	604,949
Home Depot, Inc., 3.90%, 12/6/28	303,000	300,642
Home Depot, Inc., 4.90%, 4/15/29	1,528,000	1,562,243
Home Depot, Inc., 2.95%, 6/15/29	1,432,000	1,361,710
Home Depot, Inc., 4.75%, 6/25/29	1,452,000	1,474,617
Lowe's Cos., Inc., 4.40%, 9/8/25	109,000	108,957
Lowe's Cos., Inc., 3.375%, 9/15/25	180,000	179,394
Lowe's Cos., Inc., 1.70%, 9/15/28	665,000	610,642
Lowe's Cos., Inc., 3.65%, 4/5/29	398,000	386,174
TJX Cos., Inc., 3.875%, 4/15/30	2,000,000	1,960,800
		8,550,128
Technology Hardware, Storage and Peripherals — 1.1%
Dell International LLC/EMC Corp., 6.02%, 6/15/26	820,000	827,742
Dell International LLC/EMC Corp., 4.90%, 10/1/26	488,000	489,454
Dell International LLC/EMC Corp., 4.75%, 4/1/28	992,000	996,771
Dell International LLC/EMC Corp., 5.30%, 10/1/29	734,000	749,184
Hewlett Packard Enterprise Co., 4.90%, 10/15/25	1,646,000	1,646,372
HP, Inc., 3.00%, 6/17/27	325,000	314,371
HP, Inc., 4.00%, 4/15/29	2,012,000	1,949,952
		6,973,846
Textiles, Apparel and Luxury Goods — 0.3%
Ralph Lauren Corp., 3.75%, 9/15/25	1,611,000	1,606,903
Transportation Infrastructure — 0.1%
Aon North America, Inc., 5.15%, 3/1/29	430,000	438,768
Water Utilities — 0.1%
American Water Capital Corp., 2.95%, 9/1/27	325,000	315,451
Wireless Telecommunication Services — 0.3%
Rogers Communications, Inc., 3.625%, 12/15/25	184,000	182,843
Sprint LLC, 7.625%, 3/1/26	475,000	480,269
T-Mobile USA, Inc., 4.80%, 7/15/28	383,000	387,165
T-Mobile USA, Inc., 2.40%, 3/15/29	643,000	594,623
		1,644,900
TOTAL CORPORATE BONDS (Cost $481,927,625)		484,588,468
U.S. TREASURY SECURITIES — 17.9%
U.S. Treasury Notes, 0.25%, 7/31/25	5,810,000	5,771,879
U.S. Treasury Notes, 2.875%, 7/31/25	5,390,000	5,377,060
U.S. Treasury Notes, 3.125%, 8/15/25	6,610,000	6,593,166
U.S. Treasury Notes, 0.25%, 8/31/25	6,470,000	6,406,762

U.S. Treasury Notes, 0.25%, 9/30/25	5,530,000	5,457,385
U.S. Treasury Notes, 0.25%, 10/31/25	4,045,000	3,978,248
U.S. Treasury Notes, 0.625%, 11/30/27	4,683,700	4,325,562
U.S. Treasury Notes, 0.75%, 1/31/28	4,912,000	4,527,482
U.S. Treasury Notes, 1.125%, 2/29/28	5,979,800	5,556,776
U.S. Treasury Notes, 1.25%, 4/30/28	5,930,000	5,506,908
U.S. Treasury Notes, 1.25%, 6/30/28	4,312,800	3,988,245
U.S. Treasury Notes, 1.00%, 7/31/28	4,359,200	3,989,945
U.S. Treasury Notes, 3.125%, 11/15/28	5,224,700	5,097,042
U.S. Treasury Notes, 1.375%, 12/31/28	4,752,000	4,356,433
U.S. Treasury Notes, 1.75%, 1/31/29(3)	5,898,300	5,469,291
U.S. Treasury Notes, 1.875%, 2/28/29	6,759,800	6,287,670
U.S. Treasury Notes, 2.75%, 5/31/29	7,677,000	7,349,228
U.S. Treasury Notes, 2.625%, 7/31/29	9,125,400	8,675,012
U.S. Treasury Notes, 1.625%, 8/15/29	2,610,000	2,383,613
U.S. Treasury Notes, 3.50%, 9/30/29	3,960,000	3,892,634
U.S. Treasury Notes, 3.875%, 9/30/29	5,110,000	5,097,624
U.S. Treasury Notes, 3.50%, 4/30/30	2,000,000	1,957,969
TOTAL U.S. TREASURY SECURITIES (Cost $111,701,566)		112,045,934
U.S. GOVERNMENT AGENCY SECURITIES — 0.8%
Federal Farm Credit Banks Funding Corp., 4.50%, 3/2/26	197,000	197,393
FHLB, 4.625%, 11/17/26	180,000	181,458
FHLB, 4.00%, 6/30/28	100,000	100,315
FHLB, 3.25%, 11/16/28	150,000	146,998
FHLMC, 0.375%, 7/21/25	118,000	117,383
FHLMC, 0.375%, 9/23/25	957,000	945,462
FHLMC, 0.65%, 10/27/25	100,000	98,487
FNMA, 0.50%, 6/17/25	708,000	706,839
FNMA, 0.50%, 11/7/25	1,246,000	1,225,589
Tennessee Valley Authority, Series A, 2.875%, 2/1/27	100,000	98,225
Tennessee Valley Authority, 3.875%, 3/15/28	948,000	947,894
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $4,756,154)		4,766,043
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.1%
Canada — 0.1%
Export Development Canada, 3.375%, 8/26/25	100,000	99,755
Export Development Canada, 3.875%, 2/14/28	300,000	299,735
Export Development Canada, 4.125%, 2/13/29	230,000	231,087
		630,577
Sweden — 0.0%
Svensk Exportkredit AB, 2.25%, 3/22/27	350,000	339,161
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $970,837)		969,738
SHORT-TERM INVESTMENTS — 1.0%
Money Market Funds — 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,656,970	2,656,970
State Street Navigator Securities Lending Government Money Market Portfolio(4)	1,624,113	1,624,113
		4,281,083
Treasury Bills(5) — 0.3%
U.S. Treasury Bills, 4.37%, 8/21/25	2,000,000	1,981,216
TOTAL SHORT-TERM INVESTMENTS (Cost $6,262,005)		6,262,299
TOTAL INVESTMENT SECURITIES — 97.1% (Cost $605,618,187)		608,632,482
OTHER ASSETS AND LIABILITIES — 2.9%		18,414,776
TOTAL NET ASSETS — 100.0%		$627,047,258

NOTES TO SCHEDULE OF INVESTMENTS
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $11,435,895, which represented 1.8% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,573,620. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on . At the period end, the aggregate value of securities pledged was $164,727.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,624,113.
(5)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$484,588,468	—
U.S. Treasury Securities	—	112,045,934	—
U.S. Government Agency Securities	—	4,766,043	—
Sovereign Governments and Agencies	—	969,738	—
Short-Term Investments	$4,281,083	1,981,216	—
	$4,281,083	$604,351,399	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.